EVERGREEN VA FUND
                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034

February 18, 2005

Dear Shareholder,

     As a shareholder of Evergreen VA Fund ("Evergreen Fund"), you are invited to vote on a proposal to merge Evergreen Fund into Evergreen VA Growth and Income Fund ("Growth and Income Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Variable Annuity Trust has approved the Merger and recommends that you vote FOR this proposal.

If approved by shareholders, this is how the Merger will work:

o Your Fund will transfer its assets and identified liabilities to Growth and Income Fund.
o Growth and Income Fund will issue new shares that will be distributed to you in an amount equal to the value of your Evergreen Fund shares. You will receive Class 1 or Class 2 shares of Growth and Income Fund, depending on the class of shares of Evergreen Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.
o You will not incur any sales loads or similar transaction charges as a result of the Merger.
o The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes.

     Upon approval and completion of the Merger, Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund and will change its objective from "seeks capital growth in the value of its shares and current income" to "seeks capital growth with the potential for current income."

     Details about Growth and Income Fund's investment goal, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Evergreen Fund's shareholders to be held on April 1, 2005. If you have any questions about the proposal or the proxy card, please call Investor Connect, our proxy solicitor, at 800.780.7505 (toll free). Investor Connect has been retained to act as our proxy solicitor and will receive as compensation for seeking shareholder votes and answering shareholder questions an estimated amount of $1,500. That cost and other expenses of the Merger, including the cost of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.


     If you own shares of Evergreen Fund as a result of your purchase of a variable annuity contract or a variable life insurance policy issued by Transamerica Life Insurance Company, American Enterprise Life Insurance Company, Nationwide Life Insurance Company, Security Equity Life Insurance Company, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Kemper Investors Life Insurance Company, American Skandia Life Assurance Corporation, Pruco Life Insurance Company, Pruco Life Insurance Company of
Arizona or Pruco Life Insurance Company of New Jersey ("Participating Companies"), you have the right to instruct your respective Participating Company how to vote the Evergreen Fund shares it holds under your variable annuity contract or variable life insurance policy. Each Participating Company will vote any Evergreen Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against or Abstain - as shares for which it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, a variable annuity contract or variable life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."


     Thank you for taking this matter seriously and participating in this important process.

                                          Sincerely,

                                          /s/ Dennis H. Ferro

                                          Dennis H. Ferro
                                          President and Chief Executive Officer
                                          Evergreen Investment Company, Inc.

                                EVERGREEN VA FUND

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


                           TO BE HELD ON APRIL 1, 2005


         A Special Meeting (the "Meeting") of Shareholders of Evergreen VA Fund ("Evergreen Fund"), a series of Evergreen Variable Annuity Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034, on April 1, 2005, at 2:00 p.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of January 3, 2005, providing for the acquisition of all the assets of Evergreen Fund by Evergreen VA Growth and Income Fund ("Growth and Income Fund"), also a series of Evergreen Variable Annuity Trust, in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund. The Plan also provides for distribution of those shares of Growth and Income Fund to shareholders of Evergreen Fund in liquidation and subsequent termination of Evergreen Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Evergreen Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Evergreen Fund, the Board of Trustees of Evergreen Variable Annuity Trust has fixed the close of business on January 14, 2005 as the record date for the determination of shareholders of Evergreen Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO TRANSAMERICA LIFE INSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, NATIONWIDE LIFE INSURANCE COMPANY, SECURITY EQUITY LIFE INSURANCE COMPANY, HARTFORD LIFE INSURANCE COMPANY, HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, KEMPER INVESTORS LIFE INSURANCE COMPANY, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF ARIZONA OR PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, A VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY OWNER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."


                                           By order of the Board of Trustees



                                           Michael H. Koonce
                                           Secretary



February 18, 2005

                   INFORMATION RELATING TO THE PROPOSED MERGER
                                       of
                                EVERGREEN VA FUND
                                      into
              EVERGREEN VA GROWTH AND INCOME FUND, each a series of
                        Evergreen Variable Annuity Trust

     This prospectus/proxy statement contains the information you should know before providing your voting instructions on the proposed merger (the "Merger") of Evergreen VA Fund ("Evergreen Fund") into Evergreen VA Growth and Income Fund ("Growth and Income Fund"). For purposes of this prospectus/proxy statement, a variable annuity contract or variable life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card". If approved, the Merger will result in your receiving shares of Growth and Income Fund in exchange for your shares of Evergreen Fund. The investment goals of both Funds are similar. Evergreen Fund seeks long-term capital growth while Growth and Income Fund seeks capital growth in the value of its shares and current income. Assuming completion of the Merger as described herein, effective April 18, 2005, Growth and Income Fund's investment goal will be to seek capital growth with the potential for current income.

     Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectuses for Class 1 and Class 2 shares of both Funds,        The Funds make all of these documents available to you free
dated May 1, 2004, as supplemented May 11, 2004, July 1,          of charge if you:
2004, August 9, 2004 and December 9, 2004, which accompany        o   Call 800.343.2898;, or
this prospectus/proxy statement.                                  o   Write the Funds at 200 Berkeley Street, Boston,
                                                                      Massachusetts 02116-5034.
Statement of additional information for both Funds, dated May
1, 2004, as supplemented July 1, 2004, October 1, 2004 and        You can also obtain any of these documents for a fee from
December 9, 2004.                                                 the SEC if you:
                                                                  o   Call the SEC at 202.942.8090.
Annual reports for both Funds, dated December 31, 2003.
                                                                  Or for free if you:
Semi-annual reports for both Funds, dated June 30, 2004.          o   Go to the EDGAR Database on the SEC's Website
                                                                      (http://www.sec.gov).
Statement of additional information, dated February 18, 2005,
which relates to this prospectus/proxy statement and the          To ask questions about this prospectus/proxy statement:
Merger.                                                           o   Call 800.780.7505, or
                                                                  o   Write to  the Funds at 200 Berkeley
                                                                      Street, Boston, Massachusetts 02116-5034.


                                                                  The Funds' SEC file numbers are as follows:

                                                                    o Growth and Income Fund, 33-83100 and 811-08716.
                                                                    o Evergreen Fund, 33-83100 and 811-08716.
----------------------------------------------------------------- ---------------------------------------------------------------

     Information relating to each Fund contained in each Fund's annual and semi-annual reports, prospectuses and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

     The SEC has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

     The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

     The address of both Funds is 200 Berkeley Street, Boston, Massachusetts
                                   02116-5034.
                            (Telephone: 800.343.2898)
               PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 18, 2005

                                TABLE OF CONTENTS


SUMMARY...................................................................................................2
     What are the key features of the Merger?.............................................................2
     After the Merger, what class of shares of Growth and Income Fund will I own?.........................2
     How do the Funds' investment goals, principal investment strategies and risks compare?...............2
     How do the Funds' sales charges and expenses compare?  Will I be able to buy and sell shares the same way?........................................................................................6
     How do the Funds' performance records compare?.......................................................7
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger?
     What will the advisory fee be after the Merger?......................................................9
     Are there any legal proceedings that have commenced against the Evergreen funds and/or EIMC? .......................................................................................10
     What will be the primary federal income tax consequences of the Merger?..............................10
RISKS.....................................................................................................10
     What are the primary risks of investing in each Fund?................................................10
     Are there any other risks of investing in each Fund?.................................................12

MERGER INFORMATION........................................................................................12

     Reasons for the Merger...............................................................................12
     Agreement and Plan of Reorganization.................................................................13
     Federal Income Tax Consequences......................................................................14
     Pro-forma Capitalization.............................................................................15
     Distribution of Shares...............................................................................16
     Purchase and Redemption Procedures...................................................................16
     Dividend Policy......................................................................................17
INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................................17
     Form of Organization.................................................................................17
     Capitalization.......................................................................................17
     Shareholder Liability................................................................................17
     Shareholder Meetings and Voting Rights...............................................................17
     Liquidation..........................................................................................18
     Liability and Indemnification of Trustees............................................................18
VOTING INFORMATION CONCERNING THE MEETING.................................................................18
     Shareholder Information..............................................................................19
FINANCIAL STATEMENTS AND EXPERTS..........................................................................20
LEGAL MATTERS.............................................................................................20
ADDITIONAL INFORMATION....................................................................................20
OTHER BUSINESS............................................................................................20
INSTRUCTIONS FOR EXECUTING PROXY CARD.....................................................................21
INSTRUCTIONS FOR SHAREHOLDERS IN EVERGREEN VA FUND........................................................21
EXHIBIT A.................................................................................................A-1
EXHIBIT B.................................................................................................B-1

                                     SUMMARY

     This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectuses, annual and semi-annual reports, and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Evergreen Fund to Growth and Income Fund in exchange for shares of Growth and Income Fund;

o the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund (the identified liabilities consist only of those liabilities reflected on Evergreen Fund's statement of assets and liabilities determined immediately preceding the Merger);

o the liquidation of Evergreen Fund by distributing the shares of Growth and Income Fund to Evergreen Fund's shareholders;

o the assumption of the costs of the Merger by Evergreen Investment Management Company, LLC ; and

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

         The Merger is scheduled to take place on or about April 15, 2005.

After the Merger, what class of shares of Growth and Income Fund will I own?

-------------------------------------------------------------- ------------------------------------------------------------------
If you own this class of shares of Evergreen Fund:             You will get this class of shares of Growth and Income Fund:
-------------------------------------------------------------- ------------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------------
Class 1                                                        Class 1
-------------------------------------------------------------- ------------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------------
Class 2                                                        Class 2
-------------------------------------------------------------- ------------------------------------------------------------------

     The new shares you receive will have the same total value as your Evergreen Fund shares as of the close of business on the day immediately prior to the Merger.

     The Board of Trustees (the "Trustees") of Evergreen Variable Annuity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Merger would be in the best interests of Evergreen Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Evergreen Fund's shareholders. The Trustees have also approved the Plan on behalf of Growth and Income Fund.

     The Fund's investment advisor supports the proposed Merger since combining the Funds results in the potential for greater operating efficiencies and elimination of redundancies in fund offerings.

How do the Funds' investment goals, principal investment strategies and risks compare?

     The following table highlights the comparison between the Funds with respect to their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information:

-------------------- --------------------------------------------------- --------------------------------------------------------
                     Evergreen Fund                                      Growth and Income Fund
-------------------- --------------------------------------------------- --------------------------------------------------------
-------------------- --------------------------------------------------- --------------------------------------------------------
INVESTMENT GOALS     To seek long-term capital growth.                   To seek capital growth in the value of its shares
                                                                         and current income.*
-------------------- --------------------------------------------------- --------------------------------------------------------
-------------------- --------------------------------------------------- --------------------------------------------------------
PRINCIPAL            o    Invests primarily in common stocks of         o   Invests primarily in common stocks of large
INVESTMENT                large U.S. companies whose market                 and mid-sized U.S. companies whose market
STRATEGIES                capitalizations fall within the range             capitalizations fall within the range tracked
                          tracked by the Russell 1000(R)Index, at the       by the Russell 1000(R)Index, at the time of
                          time of purchase.                                 purchase.

                     o    Seeks to maintain a weighted average          o   Seeks to maintain a weighted average market
                          market capitalization that falls within           capitalization that falls within the range of
                          the range of the Russell 1000(R)Index.            the Russell 1000(R)Index.

                     o    Employs a diversified style of equity         o   Employs a diversified style of equity
                          management that employs a blend between           management that allows the Fund to invest in
                          growth- and value-oriented stocks.                both growth- and value-oriented equity
                                                                            securities.
                     o    Although the Fund may invest in
                          preferred stocks and securities                o  Seeks companies that are temporarily
                          convertible into common stocks, it does not       undervalued in the marketplace, sell at a
                          do so as part of its principal investment         discount to their private market values and
                          strategies.                                       display certain characteristics such as earning
                                                                            a high return on investment and having some
                     o    The Fund does not invest in foreign               kind of competitive advantage in their industry.
                          securities as part of of its principal
                          investment strategies.                         o  Seeks additional income primarily by investing up to
                                                                            20% of its assets in convertible bonds, including below
                                                                            investment grade bonds, and convertible preferred stocks
                                                                            of any quality.
-------------------- --------------------------------------------------- --------------------------------------------------------

* If the Merger is approved, Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund and the Fund's investment goal will be changed to seek capital growth with the potential for current income.

     The investment goal of Growth and Income Fund differs from that of Evergreen Fund by including a component relating to current income. Currently, the investment goal of Growth and Income Fund in part seeks current income, in addition to capital growth, while the anticipated change in its investment goal upon approval of the Merger will put less of an emphasis on current income by seeking "capital growth with the potential for current income." With respect to investment strategies, Growth and Income Fund explicitly contemplates investments in large and mid-sized U.S. companies (i.e., those companies whose capitalizations fall within the range tracked by the Russell 1000(R) Index), while Evergreen Fund contemplates investments in large U.S. companies (i.e., those companies whose capitalizations fall within the range tracked by the Russell 1000(R) Index). In addition, while Evergreen Fund does not invest in preferred stocks, convertible securities or foreign securities as part of its principal investment strategies, Growth and Income Fund may invest up to 20% of its assets in such securities.

     Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in lower returns and loss of market opportunity.

     A portion of the  securities  held by Evergreen  Fund may be disposed of in
connection  with  the  Merger.   This  could  result  in  additional   portfolio
transaction costs to the Funds.

     The following table highlights the comparison between the Funds with respect to the risks associated with their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information.

--------------------------------------- --------------------------------------------------- --------------------- --------------
Risk                                    Brief Explanation                                   Evergreen Fund        Growth and
                                                                                                                  Income Fund
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Stock Market Risk                       When economic growth slows,                               X                     X
                                        or interest or inflation rates increase,
                                        equity securities held by the Fund tend
                                        to decline in value and may cause a
                                        decrease in dividends paid by the Fund.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Market Capitalization Risk              Investments                                               X                      X
                                        primarily in one market capitalization
                                        category may decline in value if that
                                        category falls out of favor.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Investment Style Risk                   Certain styles such as growth                             X                      X
                                        or value may fall out of favor causing
                                        securities held by the Fund to decline.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Foreign Investment Risk                 Political turmoil,                                                              X
                                        economic instability and currency
                                        exchange fluctuations could adversely
                                        affect the value of foreign securities
                                        held by the Fund.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Interest Rate Risk                      Interest rate risk is                                                           X
                                        triggered by the tendency for the value
                                        of debt securities and certain dividend
                                        paying stocks to fall when interest
                                        rates go up.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Credit Risk                             The value of a debt security is                                                 X
                                        directly affected by the issuer's
                                        ability to repay principal and pay
                                        interest on time.
--------------------------------------- --------------------------------------------------- --------------------- --------------
--------------------------------------- --------------------------------------------------- --------------------- --------------
Below Investment Grade Bond Risk        Market may                                                                      X
                                        react to unfavorable news about issuers
                                        of below investment grade bonds, causing
                                        sudden and steep declines in value and
                                        which may result in a decreased
                                        liquidity of such bonds.
--------------------------------------- --------------------------------------------------- --------------------- --------------

     For a detailed comparison of the Funds' risks, see the section entitled "Risks."

     The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy and sell shares the same way?

     Both Funds offer two classes of shares: Class 1 and Class 2. You will not pay any front-end or deferred sales charges in connection with the Merger. The procedures for buying and selling shares of the Funds are identical. For more information, see the section entitled "Purchase and Redemption Procedures."

     The following tables allow you to compare the fees and expenses of the two Funds. The tables entitled "Growth and Income Fund Pro Forma" also show you what the fees and expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

     The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners. Such fees are described in the prospectus of any such contract or policy.

THE TABLES BELOW DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THESE CHARGES WERE REFLECTED, THE EXPENSES SHOWN BELOW WOULD BE HIGHER.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

------------------------------------------------------------    ----------------------------------------------------------
Evergreen Fund (based on expenses for the fiscal year ended     Growth and Income Fund (based on expenses for the fiscal
December 31, 2003)                                              year ended December 31, 2003)
------------------------------------------------------------    ----------------------------------------------------------
----------- -------------- --------- ----------- -----------    --------- -------------- -------- ----------- ------------
                                                 Total Fund                                                   Total Fund
             Management    12b-1     Other       Operating                 Management    12b-1    Other        Operating
                Fees         Fees     Expenses   Expenses1                    Fees2       Fees     Expenses    Expenses
Class 1        0.75%       0.00%      0.27%       1.02%         Class 1       0.70%       0.00%     0.24%        0.94%
Class 2        0.75%       0.25%      0.27%       1.27%         Class 2       0.70%       0.25%     0.24%        1.19%
----------- -------------- --------- ----------- -----------    --------- -------------- -------- ----------- ------------

---------------------------------------------------------------------------------------------------------------
Growth and Income Fund Pro Forma (based on what the estimated  combined expenses of Growth and Income Fund would have been for the 12 months ended June 30, 2004)
---------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ----------------- ---------------------- ------------------------------
                                                                                    Total Fund Operating
                 Management Fees2         12b-1 Fees        Other Expenses                Expenses
Class 1                0.70%                0.00%                0.18%                      0.88%
Class 2                0.70%                0.25%                0.18%                      1.13%
-------------- ------------------------ ----------------- ---------------------- ------------------------------

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped during a period of up to three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00% for Class 1 and 1.25% for Class 2.

2. These fees have been restated to reflect current fees. The Trustees recently approved a change in the management fee for Growth and Income Fund. Growth and Income Fund previously paid a management fee of 0.75% of average daily net assets on the first $500 million of the Fund's net assets, 0.725% on the next $500 million and 0.70% of net assets over $1 billion. Under the new management fee arrangement, Growth and Income Fund pays 0.70% of average daily net assets on the first $250 million of the Fund's net assets, 0.65% on the next $250 million, 0.55% on the next $500 million and 0.50% of net assets over $1 billion.

     The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Evergreen Fund versus Growth and Income Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of any contractual fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE PARTICIPATING INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Fund Expenses

-------------------------------------------------------- --------------------------------------------
Evergreen Fund                                           Growth and Income Fund
-------------------------------------------------------- --------------------------------------------
--------------------------------------------- ---------- --------------------------------------------
Assuming Redemption at End of Period                     Assuming Redemption at End of Period
--------------------------------------------- ---------- --------------------------------------------
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
After:                             Class 1    Class 2    After:                  Class 1    Class 2
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
1year                              $104       $129       1 year                  $96        $121
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
3 years                            $325       $403       3 years                 $300       $378
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
5 years                            $563       $697       5 years                 $520       $654
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
---------------------------------- ---------- ---------- ----------------------- ---------- ----------
10 years                           $1,248     $1,534     10 years                $1,155     $1,443
---------------------------------- ---------- ---------- ----------------------- ---------- ----------

----------------------------------------------------
Growth and Income Fund Pro Forma
----------------------------------------------------
----------------------------------------------------
Assuming Redemption at End of Period
----------------------------------------------------
------------------------- ------------ -------------
After:                    Class 1      Class 2
------------------------- ------------ -------------
------------------------- ------------ -------------
1 year                    $90          $115
------------------------- ------------ -------------
------------------------- ------------ -------------
3 years                   $281         $359
------------------------- ------------ -------------
------------------------- ------------ -------------
5 years                   $488         $622
------------------------- ------------ -------------
------------------------- ------------ -------------
10 years                  $1,084       $1,375
------------------------- ------------ -------------

How do the Funds' performance records compare?

     The following tables show how each Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees charged to shareholders' accounts, but do not reflect separate account or contract charges assessed by participating insurance companies. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

     The tables below show the percentage gain or loss for each Fund's Class 1 shares in each full calendar year since each Class' inception on March 3, 1996. The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year to year. The tables include the effects of Fund expenses. Separate account or contract fees charged by participating insurance companies are not reflected in the tables. If these fees were reflected, returns would be lower than those shown. For details on separate account or contract fees charged by participating insurance companies, refer to the prospectus of the applicable variable annuity contract or variable life insurance policy.

  ---------- ------------------------------------------------------------------------------------------------------
                            Evergreen Fund (Class 1)
  ---------- ------------------------------------------------------------------------------------------------------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
             `95        `96       `97        `98      `99       `00        `01        `02       `03       '04
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  45%
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  30%                             37.16                                                         27.45
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  15%                                                 23.03
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  0%                                         6.44                                                         8.39
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  -15                                                           -11.99     -17.85     -22.22
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  -30%
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------

  Best Quarter:   4th      Quarter 1998             +18.02%
  Worst Quarter:  3rd      Quarter 1998             -17.20%

  ---------- ------------------------------------------------------------------------------------------------------
                        Growth and Income Fund (Class 1)
  ---------- ------------------------------------------------------------------------------------------------------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
             `95        `96       `97        `98      `99       `00        `01        `02       `03       '04
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  45%
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  30%                             34.66                                                         30.14
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  15%                                                 18.57
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  0%                                         4.77               -0.30                                     9.21
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  -15                                                                      -12.16     -15.41
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------
  -30%
  ---------- ---------- --------- ---------- -------- --------- ---------- ---------- --------- --------- ---------

  Best Quarter:   2nd      Quarter 1997              +17.25%
  Worst Quarter:  3rd      Quarter 2001              -18.56%

     The following tables list each Fund's average annual total return by class over the past one and five years and since inception. The tables are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of each table you can compare Evergreen Fund's performance with the Russell 1000(R) Index ("Russell 1000") and Growth and Income Fund's performance with the Russell 1000(R) Value Index ("Russell 1000 Value"). Russell 1000 is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings and growth rates. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2004) (1)

---------------------------------------------------------------    ------------------------------------------------------------
Evergreen Fund                                                     Growth and Income Fund
---------------------------------------------------------------    ------------------------------------------------------------
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
            Inception  1 year    5 year    10     Performance                Inception 1 year    5 year    10      Performance
            Date                           year   Since                      Date                          year    Since
            of                                    3/1/1996                   of                                    3/1/1996
            Class                                                            Class
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
Class 1     3/1/1996   8.39%     -4.92%    N/A      5.48%          Class 1    3/1/1996  9.21%     1.04%     N/A       8.73%
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
Class 2     7/31/2002  8.13%     -5.04%    N/A      5.41%          Class 2   7/31/2002 8.93%     0.92%     N/A       8.66%
----------- ---------- --------- --------- ------ -------------    --------- --------- --------- --------- ------- ------------
---------------------- --------- --------- ------ -------------    ------------------- --------- --------- ------- ------------
Russell 1000           11.40%    -1.76%    N/A      9.21%          Russell 1000 Value  16.49%    5.27%     N/A      11.05%
---------------------- --------- --------- ------ -------------    ------------------- --------- --------- ------- ------------

1 Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class
     2. Class 1 does not pay a 12b-1 fee. If the 12b-1 fee were reflected, the returns shown would be lower.

     For a detailed discussion of the manner of calculating total return, please see the statement of additional information. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

     Important information about Growth and Income Fund is also contained in management's discussion of Growth and Income Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Growth and Income Fund's most recent annual report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

     The overall management of each of Evergreen Fund and Growth and Income Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust.

Investment Advisor

     Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Evergreen Fund and Growth and Income Fund. Following are some key facts about EIMC:

-------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the fourth largest bank holding company in the United States based on total assets as of December 31, 2004.
o    Has been managing mutual funds and private accounts since 1932.
o Manages over $104.6 billion in assets of the Evergreen funds as of December 31, 2004.
o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.
-------------------------------------------------------------------------------

Portfolio Management

         The day-to-day management of Growth and Income Fund is handled by:

--------------------------------------------------------------------------------
o A team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.
--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Growth and Income Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o    0.70% of the first $250  million  of average  daily net assets of the Fund;
     plus
o    0.65% of the next $250  million  of  average  daily net assets of the Fund;
     plus
o    0.55% of the next $500  million  of  average  daily net assets of the Fund;
     plus
o    0.50% of the average daily net assets of the Fund over $1 billion.
--------------------------------------------------------------------------------

         For the fiscal year ended December 31, 2003, the aggregate advisory fee paid to the investment advisor by Growth and Income Fund was:

--------------------------------------------------------------------------------
    o        0.75% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

Are there any legal proceedings that have commenced against the Evergreen funds and/or EIMC?


     Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

     In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by the fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

     Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

     In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

     Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.


What will be the primary federal tax consequences of the Merger?

     Prior to or at the time of the Merger, Evergreen Fund and Growth and Income Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Evergreen Fund or the record owners of its shares (the "Record Holders") for federal income tax purposes as a result of receiving Growth and Income Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Growth and Income Fund that are received by an Evergreen Fund Record Holder will be the same as the holding period and aggregate tax basis of shares of Evergreen Fund previously held by such Record Holder, provided that shares of Evergreen Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Evergreen Fund in the hands of Growth and Income Fund as a result of the Merger will be the same as they were in the hands of Evergreen Fund immediately prior to the Merger. No gain or loss will be recognized by Growth and Income Fund upon the receipt of the assets of Evergreen Fund in exchange for shares of Growth and Income Fund and assumption by Growth and Income Fund of Evergreen Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

     An investment in either Fund is subject to certain risks. The risk factors for the Funds are similar due to the similarity of the Funds' investment goals and polices (taking into account Evergreen Fund's current investment objective and the approved change in its objective to become effective upon completion of the Merger). There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment goals. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------------------------- -----------------------------------------------------------
                    Evergreen Fund                                          Growth and Income Fund
---------------------------------------------------------- -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                   Each Fund is subject to Stock Market Risk.
                Each Fund invests primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------

     Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of dividend yield and total return on a shareholder's investment in a Fund could decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

---------------------------------------------------------- -----------------------------------------------------------
                    Evergreen Fund                                          Growth and Income Fund
---------------------------------------------------------- -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
               Each Fund is subject to Market Capitalization Risk.
     Evergreen Fund invests primarily in the stock of large U.S. companies.
 Growth and Income Fund invests primarily in the stock of large and mid-sized U.S. companies.
----------------------------------------------------------------------------------------------------------------------

     Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

---------------------------------------------------------- ----------------------------------------------------------
                    Evergreen Fund                                         Growth and Income Fund
---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                 Each Fund is subject to Investment Style Risk.
       Each Fund invests in a blend of value- and growth-oriented stocks.
---------------------------------------------------------------------------------------------------------------------

     Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

---------------------------------------------------------- ----------------------------------------------------------
                    Evergreen Fund                                         Growth and Income Fund
---------------------------------------------------------- ----------------------------------------------------------
---------------------------------------------------------- ----------------------------------------------------------
  Foreign Investment Risk is NOT a principal risk of            Growth and Income Fund is subject to Foreign
   Evergreen Fund. Evergreen Fund does not invest in        Investment Risk. Growth and Income Fund may invest up
foreign securities as part of its principal investment           to 20% of its assets in foreign securities.
                      strategies.
---------------------------------------------------------- ----------------------------------------------------------

     Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

-------------------------------------------------------- ------------------------------------------------------------
                    Evergreen Fund                                         Growth and Income Fund
-------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------------
     Interest Rate Risk is NOT a principal risk of        Growth and Income Fund is subject to Interest Rate Risk.
    Evergreen Fund. Although the Fund may invest in       Growth and Income Fund may invest up to 20% of its assets
   preferred stocks, and securities convertible into        in convertible bonds and convertible preferred stocks.
    common stocks it does not do so as part of its
                principal investment strategies.
-------------------------------------------------------- ------------------------------------------------------------

     When interest rates go up, the value of debt securities tend to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

---------------------------------------------------------- ----------------------------------------------------------
                    Evergreen Fund                                         Growth and Income Fund
---------------------------------------------------------- ----------------------------------------------------------
--------------------------------------------------------- -----------------------------------------------------------
 Credit Risk is NOT a principal risk of Evergreen Fund.   Growth and Income Fund is subject to Credit Risk.  Growth
  Although the Fund may invest in preferred stocks and    and Income Fund may invest up to 20% of its assets in
 securities convertible into common stocks, it does not   convertible bonds, including below investment grade
        do as part of its principal investment strategies. bonds, and convertible preferred stocks of any quality.

--------------------------------------------------------- -----------------------------------------------------------

     The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Funds invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis.

----------------------------------------------------------- ----------------------------------------------------------
                     Evergreen Fund                                         Growth and Income Fund
----------------------------------------------------------- ----------------------------------------------------------
----------------------------------------------------------- ----------------------------------------------------------
  Below Investment Grade Bond Risk is NOT a principal              Growth and Income Fund is subject to Below
 risk of Evergreen Fund. Evergreen Fund does not invest          Investment Grade Bond Risk.  Growth and Income
     in below investment grade bonds as part of its              Fund may invest up to 20% of its assets in below
            principal investment strategies.                     investment grade bonds.
----------------------------------------------------------- ----------------------------------------------------------

     Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and possibly resulting in decreased liquidity of such bonds. In addition, since Growth and Income Fund may invest in below investment grade bonds, the Fund is also more susceptible to interest rate risk and credit risk.

Are there any other risks of investing in each Fund?

     Both Funds may invest in futures and options, which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of the derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market risk, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

     The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

     The Funds may lend their securities. Lending securities may cause a Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

     Evergreen Fund does not generally take portfolio turnover into account when making investment decisions, but it may experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When that happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


                               MERGER INFORMATION

Reasons for the Merger

     At a Board meeting held on December 8 and 9, 2004, all of the Trustees of Evergreen Variable Annuity Trust, including the Independent Trustees, considered and approved the Merger. The Board determined that the Merger was in the best interests of shareholders of each of Evergreen Fund and Growth and Income Fund and that the interests of existing shareholders of each of Evergreen Fund and Growth and Income Fund would not be diluted as a result of the transactions contemplated by the Merger.

     Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies, and specific portfolio characteristics including median market capitalization of the securities currently held by the Funds and the styles of equity management. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Evergreen Fund with Growth and Income Fund. As of October 8, 2004, Growth and Income Fund's total net assets were approximately $122.9 million and Evergreen Fund's total net assets were approximately $59.3 million. By merging into Growth and Income Fund, shareholders of Evergreen Fund would have the benefit of a larger fund with similar investment objectives and policies, and greater investment flexibility.

     The Trustees also considered the relative performance of the Funds. They noted the past one-year, three-year and five-year performance history (for the period ended September 30, 2004) which showed higher performance for Growth and Income Fund. For the one-year period ended that same date, the average annual total return for the Class 1 shares of Evergreen Fund was 12.27% while the average annual total return for Class 1 shares of Growth and Income Fund was 13.10%. For the three-year period ended that same date, the average annual total return for the Class 1 shares of Evergreen Fund was 2.32% while the average annual total return for Class 1 shares of Growth and Income Fund was 7.88%. For the five-year period ended that same date, the average annual total return for Class 1 shares of Evergreen Fund was -3.80% while the average annual total return for Class 1 shares of Growth and Income Fund was 2.05%.

     The Trustees also considered the relative expenses of the Funds as of September 30, 2004, and noted that the expense ratio of Growth and Income Fund is lower than that of Evergreen Fund. As of October 8, 2004, the total fund operating expenses of Evergreen Fund were 0.94% and those of Growth and Income Fund were 0.91%, while the total fund operating expenses of the combined fund, assuming completion of the Merger, were estimated to be 0.86%. The Trustees considered the fact that for EIMC has agreed to reduce the management fees in order to maintain the expense ratio of Growth and Income Fund.

     In addition, assuming that an alternative to the Merger would be for Evergreen Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         In addition, the Trustees, including the Independent Trustees, considered among other things:

o    the terms and conditions of the Merger;

o compatibility of the Funds' investment goals and principal investment strategies;

o the fact that EIMC will bear the expenses incurred by Evergreen Fund and Growth and Income Fund in connection with the Merger;

o the fact that Growth and Income Fund will assume the identified liabilities of Evergreen Fund;

o the fact that the Merger is expected to be tax-free for federal income tax purposes; and

o alternatives available to shareholders of Evergreen Fund, including the ability to redeem their shares, taking into consideration possible limitations and penalties assessed on redemptions by participating insurance companies.

     During their consideration of the Merger, the Trustees of Evergreen Fund met with Fund counsel, and the Independent Trustees met with counsel to the Independent Trustees, regarding the legal issues involved.

     Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees of Evergreen Fund concluded that the proposed Merger would be in the best interest of Evergreen Fund and its shareholders.

     The Trustees of Evergreen Variable Annuity Trust also approved the Merger on behalf of Growth and Income Fund.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

     The Plan provides that Growth and Income Fund will acquire all of the assets of Evergreen Fund in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund on or about April 15, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Evergreen Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Growth and Income Fund will not assume any liabilities or obligations of Evergreen Fund other than those reflected in an unaudited statement of assets and liabilities of Evergreen Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

     The number of full and fractional shares of each class of Growth and Income Fund to be received by the shareholders of Evergreen Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Evergreen Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Evergreen Fund by the net asset value per share of the respective class of shares of Growth and Income Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Growth and Income Fund, Rule 22c-1 under the the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, Evergreen Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Growth and Income Fund received by Evergreen Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Evergreen Fund's shareholders on Growth and Income Fund's share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of Growth and Income Fund due to the Fund's shareholders. All issued and outstanding shares of Evergreen Fund, including those represented by certificates, if any, will be canceled. The shares of Growth and Income Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Evergreen Fund will be terminated.

     The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Evergreen Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Evergreen Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Evergreen Fund and Growth and Income Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Evergreen Fund and Growth and Income Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses, except portfolio transaction costs incurred in disposing of securities, will be borne directly or indirectly by Evergreen Fund, Growth and Income Fund or their shareholders.

     If Evergreen Fund shareholders do not approve the Merger, the Trustees of Evergreen Fund will consider other possible courses of action which may be in the best interest of shareholders.

Federal Income Tax Consequences

     The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Evergreen Fund and Growth and Income Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

(1) The transfer of all of the assets of Evergreen Fund solely in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund followed by the distribution of Growth and Income Fund's shares to the Record Holders of Evergreen Fund in liquidation of Evergreen Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Growth and Income Fund and Evergreen Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

(2) No gain or loss will be recognized by Growth and Income Fund upon the receipt of the assets of Evergreen Fund solely in exchange for the shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund;

(3) No gain or loss will be recognized by Evergreen Fund on the transfer of its assets to Growth and Income Fund in exchange for Growth and Income Fund's shares and the assumption by Growth and Income Fund of the identified liabilities of Evergreen Fund or upon the distribution (whether actual or constructive) of Growth and Income Fund's shares to Evergreen Fund's Record Holders in exchange for their shares of Evergreen Fund;

(4) No gain or loss will be recognized by Evergreen Fund's Record Holders upon the exchange of their shares of Evergreen Fund for shares of Growth and Income Fund in liquidation of Evergreen Fund;

(5) The aggregate tax basis of the shares of Growth and Income Fund received by each Record Holder of Evergreen Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Evergreen Fund held by such Record Holder immediately prior to the Merger, and the holding period of the shares of Growth and Income Fund received by each Record Holder of Evergreen Fund will include the period during which the shares of Evergreen Fund exchanged therefore were held by such Record Holder (provided that the shares of Evergreen Fund were held as a capital asset on the date of the Merger); and

(6) The tax basis of the assets of Evergreen Fund acquired by Growth and Income Fund will be the same as the tax basis of such assets to Evergreen Fund immediately prior to the Merger, and the holding period of such assets in the hands of Growth and Income Fund will include the period during which the assets were held by Evergreen Fund.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a Record Holder of Evergreen Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Growth and Income Fund shares he or she received. Record Holders of Evergreen Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, Record Holders of Evergreen Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

     Any capital loss carryforward of Evergreen Fund will be available to Growth and Income Fund to offset capital gains recognized after the Merger subject to certain limitations prescribed by the Code.

Pro Forma Capitalization

     The following table sets forth the capitalizations of Evergreen Fund and Growth and Income Fund as of June 30, 2004 and the capitalization of Growth and Income Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.79 for both Class 1 and Class 2 shares of Growth and Income Fund issued for Class 1 and Class 2 shares, respectively, of Evergreen Fund.

          Capitalization of Evergreen Fund, Growth and Income Fund and
                               Growth and Income Fund

                         (Pro Forma) as of June 30, 2004

------------------------------- ------------------- -------------------- ---------------------- ------------------
                                 Evergreen Fund        Growth and            Adjustments          Growth and
                                                       Income Fund                                Income Fund
                                                                                                  (Pro Forma)
------------------------------- ------------------- -------------------- ---------------------- ------------------
------------------------------- ------------------- -------------------- ---------------------- ------------------
Net Assets
Class 1                              $55,324,321          $93,863,954                    N/A       $149,188,275
Class 2                                7,705,834           32,461,053                    N/A         40,166,887
                                     -----------          -----------                    ---       ------------
Total Net Assets                     $63,030,155         $126,325,007                    N/A       $189,355,162
------------------------------- ------------------- -------------------- ---------------------- ------------------
------------------------------- ------------------- -------------------- ---------------------- ------------------
Net Asset Value Per Share
Class 1                                   $12.27               $15.52                    N/A             $15.52
Class 2                                   $12.25               $15.46                    N/A             $15.46
------------------------------- ------------------- -------------------- ---------------------- ------------------
------------------------------- ------------------- -------------------- ---------------------- ------------------
Shares Outstanding
Class 1                                4,509,328            6,046,870             (945,227)           9,610,971
Class 2                                  629,245            2,099,206             (130,919)           2,597,532
                                      ----------           ----------            ----------           ---------
Total Shares Outstanding               5,138,573            8,146,076            (1,076,146)         12,208,503
------------------------------- ------------------- -------------------- ---------------------- ------------------

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

     Evergreen Investment Services, Inc. ("EIS"), a subsidiary of Wachovia Corporation, acts as underwriter of the shares of Evergreen Fund and Growth and Income Fund. Each Fund offers two classes of shares which are involved in the
Merger: Class 1 and Class 2. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses").

     In the proposed Merger, Evergreen Fund shareholders will receive shares of Growth and Income Fund having the same class designation and the same arrangements with respect to the imposition of distribution-related and shareholder servicing-related fees as the shares they currently hold.

     The following is a summary description of charges and fees for the Class 1 and Class 2 shares of Growth and Income Fund which will be received by Evergreen Fund shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectuses and statement of additional information.

     Class 1 Shares. Class 1 shares are sold at net asset value with no front-end sales charge, deferred sales charge or 12b- 1 fee.

     Class 2 Shares. Class 2 shares are sold at net asset value with no front-end sales charge or deferred sales charge. Class 2 shares are subject to 12b-1 fees.

     Additional information regarding the classes of shares of each Fund is included in each Fund's prospectuses and statement of additional information.

     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class 2 shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.25% of average daily net assets attributable to the class.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its Class 2 share prospectus and statement of additional information.

     No Rule 12b-1 plan has been adopted for the Class 1 shares of either Fund.

Purchase and Redemption Procedures


     Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by Transamerica Life Insurance Company, American Enterprise Life Insurance Company, Nationwide Life Insurance Company, Security Equity Life Insurance Company, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Kemper Investors Life Insurance Company, American Skandia Life Assurance Corporation, Pruco Life Insurance Company, Pruco Life Insurance Company of Arizona and Pruco Life Insurance Company of New Jersey. Shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.


     The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

     Orders are effected at net asset value per share determined on that same date, without the Fund's imposition of any sales commission or redemption charge. The insurance company uses the net asset value to calculate the value of your interest in your contract.

Dividend Policy

     Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are always reinvested in additional shares of the respective Fund. See each Fund's prospectuses for further information concerning dividends and distributions.

     After the Merger, separate accounts owning shares of Evergreen Fund will have dividends and/or distributions received from Growth and Income Fund reinvested in shares of Growth and Income Fund.

         Both Funds have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Each Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to separate accounts of insurance companies and other qualified buyers. Evergreen Variable Annuity Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Agreement and Declaration of Trust (referred to hereinafter as the "Declaration of Trust"), its Amended and Restated By-Laws, a Board of Trustees and applicable Delaware and federal law.

Capitalization

     The beneficial interests in Evergreen Fund and Growth and Income Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Variable Annuity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by their respective Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

     Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

Shareholder Meetings and Voting Rights

     Evergreen Variable Annuity Trust on behalf of Evergreen Fund and Growth and Income Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust. In addition, Evergreen Variable Annuity Trust is required to call a meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Variable Annuity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of Evergreen Fund and Growth and Income Fund will be entitled to one vote for each share and a fractional vote for each fraction of a share.

Liquidation

     In the event of the liquidation of Evergreen Fund or Growth and Income Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Variable Annuity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.


                    VOTING INFORMATION CONCERNING THE MEETING

     This prospectus/proxy statement is being sent to shareholders of Evergreen Fund in connection with a solicitation of proxies by the Trustees of Evergreen Variable Annuity Trust to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 2:00 p.m., on April 1, 2005, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Evergreen Fund on or about February 18, 2005. Only shareholders of record as of the close of business on January 14, 2005 (the "Record Date") will be entitled to notice of, and to give voting instructions for the Meeting or any adjournment thereof. For purposes of this prospectus/proxy statement a variable annuity contract owner or variable life policy is referred to as "shareholder" and the voting instructions form is referred to as a "proxy card."

     If the enclosed form of proxy is properly executed and returned to the participating insurance companies in time to be voted by the participating insurance companies at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Signed but unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked on or before the Meeting by written notice to the appropriate participating insurance company. A proxy may also be revoked by executing a later dated duly executed proxy which is received by the time of the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby. The participating insurance companies will vote any Evergreen Fund shares for which they do not receive voting instructions, as well as any shares which the insurance company owns, in proportionately the same manner - For, Against or Abstain - as shares for which they do receive instructions.

     Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Evergreen Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present. In voting for the Merger, all classes of Evergreen Fund will vote together as if they were a single class, and each share will be entitled to one vote for each share and a fractional vote for each fraction of a share.

     If Evergreen Fund Record Holders do not vote to approve the Merger, the Trustees of Evergreen Variable Annuity Trust will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the proposal are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by a plurality of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Variable Annuity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Growth and Income Fund, subject to any insurance company restrictions, which they receive in the transaction at their then-current net asset value. Shares of Evergreen Fund may be redeemed, subject to any insurance company restrictions, at any time prior to the consummation of the Merger. Shareholders of Evergreen Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

     Evergreen Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the applicable participating insurance company so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Growth and Income Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Evergreen Fund was outstanding:

  ----------------------------------- ----------------------------------
  Class of Shares                     Number of Shares
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Class 1                             4,164,833.661
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Class 2                             653,548.888
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  All Classes                         4,818,382.549
  ----------------------------------- ----------------------------------

     As of the Record Date, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Evergreen Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned of record 5% or more of the following classes of Evergreen Fund's outstanding shares as of the Record Date:

  --------------------------------------------------------------------------------------------------------------------------
  Name and Address                            Class  No. of Shares     Percentage of Shares of   Percentage of Shares of
                                                                       Class Before Merger       Class After Merger
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  NATIONWIDE LIFE INSURANCE CO                  1    3,318,275.932     79.67%                    29.03%
  VARIABLE ACCOUNT #6
  C/O IPO PORTFOLIO ACCOUNTING
  P.O. BOX 182029
  COLUMBUS, OH  43218-2029
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  AMERICAN SKANDIA ASSURANCE CORP               1    216,755.650       5.20%                     1.90%
  VARIABLE ACCOUNT SAB
  ATTN: INVESTMENT ACCOUNTING
  P.O. BOX 883
  SHELTON, CT  06484-0883
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  AEL VA BLUE CHIP FUND CLASS 2                 2    244,738.103       37.45%                    6.81%
  1479 AXP FINANCIAL CENTER
  MINNEAPOLIS, MN  55474-0001
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  AEL VA FUND CLASS 2                           2    237,113.792       36.28%                    6.60%
  1479 AXP FINANCIAL CENTER
  MINNEAPOLIS, MN  55474-0001
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  AEL VA MASTERS FUND CLASS 2                   2    125,346.013       19.18%                    3.49%
  1479 AXP FINANCIAL CENTER
  MINNEAPOLIS, MN  55474-0001
  --------------------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------------------
  TRANSAMERICA LIFE INSURANCE CO                2    46,350.980        7.09%                     1.29%
  4333 EDGEWOOD ROAD NE
  CEDAR RAPIDS, IA  52499-0001
  --------------------------------------------------------------------------------------------------------------------------

     As of the Record Date, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Growth and Income Fund. To Evergreen Variable Annuity Trust's knowledge, the following persons owned of record more than 5% of Growth and Income Fund's outstanding shares as of the Record Date:

----------------------------------------------------------------------------------------------------------------------------
Name and Address                              Class  No. of Shares     Percentage of Shares of   Percentage of Shares of
                                                                       Class Before Merger       Class After Merger
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE LIFE INSURANCE CO                    1    3,171,234.650     55.99%                    35.59%
VARIABLE ACCOUNT #6
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY                 1    1,056,474.267     18.65%                    11.86%
SEPERATE ACCOUNT 2
ATTN: DAVID TEN BROECK
200 HOPMEADOW STREET
SIMSBURY, CT  06089-9793
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TRANSAMERICA LIFE INSURANCE CO                  1    630,146.074       11.13%                    7.07%
4333 EDGEWOOD ROAD NE
CEDAR RAPIDS, IA  52499-0001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AMERICAN SKANDIA ASSURANCE CORP                 1    376,906.223       6.65%                     4.23%
VARIABLE ACCOUNT SAB
ATTN: INVESTMENT ACCOUNTING
P.O. BOX 883
SHELTON, CT  06484-0883
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
IDSL VA CAPITAL GROWTH FUND CLASS 2             2    1,397,916.046     61.07%                    49.96%
1479 AXP FINANCIAL CTR
MINNEAPOLIS, MN  55474-0001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AEL VA GROWTH & INCOME FUND CLASS 2             2    380,434.010       16.62%                    13.60%
1479 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AEL VA CAPITAL GROWTH FUND CLASS 2              2    292,611.987       12.78%                    10.46%
1479 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
IDSL-NY VA CAPITAL GROWTH FUND                  2    160,481.122       7.01%                     5.74%
CLASS 2
1479 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0001
----------------------------------------------------------------------------------------------------------------------------

     The proportionate voting by participating insurance companies of shares for which no proxies are returned may result in certain shareholders that can direct the vote of less than 5% of the outstanding shares of Evergreen Fund issuing instructions that affect the vote of 5% or more of the Fund's outstanding shares.

THE TRUSTEES OF EVERGREEN VARIABLE ANNUITY TRUST RECOMMEND APPROVAL OF THE PLAN. ANY UNMARKED PROXY CARDS THAT ARE RETURNED WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                        FINANCIAL STATEMENTS AND EXPERTS

     The annual reports of both Funds as of December 31, 2003, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The semi-annual reports of both Funds as of June 30, 2004 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Growth and Income Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

     Evergreen Fund and Growth and Income Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511, and Woolworth Building, 233 Broadway, New York, New York 10279.

                                 OTHER BUSINESS

     The Trustees of Evergreen Variable Annuity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.



February 18, 2005

                      INSTRUCTIONS FOR EXECUTING PROXY CARD

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:


     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
         c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACCOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


                          CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

               INSTRUCTIONS FOR SHAREHOLDERS IN EVERGREEN VA FUND


     Since you are a shareholder of Evergreen VA Fund ("Evergreen Fund"), you have the right to instruct Transamerica Life Insurance Company, American Enterprise Life Insurance Company, Nationwide Life Insurance Company, Security Equity Life Insurance Company, Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Kemper Investors Life Insurance Company, American Skandia Life Assurance Corporation, Pruco Life Insurance Company, Pruco Life Insurance Company of Arizona or Pruco Life Insurance Company of New Jersey ("Participating Companies") how to vote the Evergreen Fund shares they hold under your variable annuity contract or variable life insurance policy. You can do so by following the instructions on your proxy card. Each Participating Company will vote any Evergreen Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against, or Abstain - as shares for which it does receive instructions. For purposes of this prospectus/proxy statement, a variable annuity contract owner or variable life insurance policy holder is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."


     If you have any questions about the proxy card, please call Investor Connect, our proxy solicitor, at 800.780.7505 (toll free).

                                                              EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January, 2005, by and between Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen VA Growth and Income Fund series (the "Acquiring Fund"), and Evergreen Variable Annuity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen VA Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class 1 and Class 2 shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

     WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
    THE ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUND LIABILITIES
                      AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)), which has been distributed to shareholders of the Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class 1 and Class 2 shares of the Selling Fund will receive Class 1 and Class 2 shares, respectively, of the Acquiring Fund.

     2.4 DETERMINATION OF VALUE. State Street Bank and Trust Company shall make all computations of value in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern Time at the offices of the Evergreen Investments, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at December 31, 2003 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 2003 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at December 31, 2003 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein

                  (g) Since December 31, 2003 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The  Registration  Statement shall have become effective under the 1933
Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

     8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct; and

                 (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the unaudited pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct.

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

     8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

(a) they are an independent registered public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

(b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

(c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct; and

(d) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder.


                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.


                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.


                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                      EVERGREEN VARIABLE ANNUITY TRUST ON BEHALF
                                      OF EVERGREEN VA  FUND



                                               /s/ Michael H. Koonce
                                      By:  ____________________________
                                      Name:    Michael H. Koonce
                                      Title:   Authorized Officer



                                      EVERGREEN VARIABLE ANNUITY TRUST ON BEHALF
                                      OF EVERGREEN VA GROWTH AND INCOME FUND



                                               /s/ Maureen E. Towle
                                      By: _____________________________
                                      Name:    Maureen E. Towle
                                      Title:   Authorized Officer

                                                                      EXHIBIT B

                  MD&A OF EVERGREEN VA GROWTH AND INCOME FUND

FUND AT A GLANCE
--------------------------------------------------------------------------------
as of December 31, 2003

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                            Walter T. McCormick, CFA
                                Value Equity Team
                                  Lead Manager

                           PERFORMANCE AND RETURNS(1)

                       Portfolio inception date: 3/1/1996

                                                             Class 1    Class 2
Class inception date                                        3/1/1996   7/31/2002
--------------------------------------------------------------------------------
Average annual return
--------------------------------------------------------------------------------
1 year                                                       30.14%      29.77%
--------------------------------------------------------------------------------
5 year                                                        2.71%       2.64%
--------------------------------------------------------------------------------
Since portfolio inception                                     8.67%       8.63%
--------------------------------------------------------------------------------

                                LONG-TERM GROWTH

                                [GRAPHIC OMITTED]

Comparison of a $10,000 investment in Evergreen VA Growth and Income Fund Class 1 shares, (1) versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

The fund's Class 1 shares returned 30.14% for the twelve-month period ended December 31, 2003. During the same period, the fund's benchmark Russell 1000 Value Index (Russell 1000 Value) returned 30.03%.

After a slow start to the 2003 calendar year, the equity market rallied to its first positive finish in the past four years. The rebound was fueled by a potent combination of Fed induced liquidity, fiscal stimulus in the form of tax cuts and deficit spending. With interest rates and inflation at 50-year lows, the consumer carried the economy until late in the year when capital-spending activity began to recover. Against this backdrop, economically sensitive companies with high operating leverage demonstrated strong relative strength. In the wake of several years of cost cutting, these companies were well positioned to respond to revenue growth in an improving economy. Typical of a cyclical recovery, the best performance in the equity market came from lower quality "survivors", volatile and highly valued growth companies. In particular, small cap stocks dominated.

Taking advantage of market uncertainty surrounding the Iraq War, we raised technology and industrial sector weights in anticipation of incremental top line growth and the potential for substantial operating leverage. This non-consensus view, along with strong stock selection, contributed nicely to returns. Notable contributors to performance were Texas Instruments, Intel Corp., Altera Corp., Donaldson Company, Phelps Dodge and Tyco International Corp.

While still contributing positive absolute returns, several sectors detracted from relative performance during the year. With the exception of Gilead Sciences and Watson Pharmaceuticals, our exposure to large cap pharmaceutical companies, such as Pfizer, Johnson & Johnson, Merck and Bristol Myers hurt performance. Also, despite an underweight exposure versus the index, stock selection in consumer staples was hurt by the negative performance of Kraft Foods and ConAgra. On balance, however, the fund's full fiscal year performance was ahead of the Russell 1000 Value.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of December 31, 2003, and subject to change.